(415) 856-7021 jessicabentley@paulhastings.com

August 14, 2006	27226/82270

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Matthews International Funds (the “Trust”) File Nos. 33-78960 and 811-08510

To the Staff of the Commission:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), please accept for filing Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 32 to such Registration Statement under the Investment Company Act (such amendments, collectively, the “Amendment”).

The Amendment is being filed to register for sale shares of the newly-created Matthews Asia Pacific Equity Income Fund.

Kindly direct any questions concerning this filing to the undersigned personally at (415) 856-7021.

Very truly yours,

/s/ Jessica N. Bentley

Jessica N. Bentley
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

JNB:jnb